EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investment Summarized Financial Information Equity [Abstract]
Summary of Financial Statement Information Under The Equity Method Investment

Summarized 100 percent balance sheet information for investments in equity method investees, combined, are set forth below:

	December 31, 2017	December 31, 2016
	(in thousands)
Current Assets	$40,400	$74,430
Noncurrent Assets	126,753	124,862
Total Assets	$167,153	$199,292
Current Liabilities	$77,920	$91,268
Noncurrent Liabilities	84,658	86,963
Total Liabilities	$162,578	$178,231

Summarized 100 percent income statement information for investments in equity method investees, combined, are set forth below:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Revenues	$4,205	$111,847	$107,795
Cost of operations	1,192	87,335	105,465
Gross profit	3,013	24,512	2,330
Net loss	$(29,607)	$(8,609)	$(38,245)